ACQUISITION OF WILD STREAK LLC - Revenue, Net Profit, Pro-forma revenue and pro-forma net profit (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ACQUISITION OF WILD STREAK LLC
Pro forma revenue	€ 85,937	€ 59,328
Pro forma net profit (loss)	€ 4,312	(6,983)
Wild Streak LLC
ACQUISITION OF WILD STREAK LLC
Pro forma revenue		3,070
Pro forma net profit (loss)		€ 1,619